Schedule of intangible assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Purchased games	$ 2,504,000	$ 704,000
Less: accumulated amortization	(275,267)	(24,867)
Intangible assets, net	$ 2,228,733	$ 679,133